UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 9, 2005


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value total: $329,328 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3732    45473 SH       SOLE                    40903              4570
A. H. Belo Corp.               COM              080555105      247     9400 SH       SOLE                     8200              1200
Abbott Laboratories Corp.      COM              002824100      239     5129 SH       SOLE                     4329               800
Accenture Ltd                  COM              g1150g111     1701    63000 SH       SOLE                    57550              5450
Altria Group, Inc.             COM              02209s103      706    11550 SH       SOLE                     9210              2340
American Express Co.           COM              025816109     1911    33900 SH       SOLE                    27696              6204
American Healthways            COM              02649V104      366    11074 SH       SOLE                     9524              1550
American International Group   COM              026874107    10460   159274 SH       SOLE                   152466              6808
American Retirement Corp.      COM              028913101     7093   601574 SH       SOLE                   593045              8529
Amgen Inc.                     COM              031162100     5982    93244 SH       SOLE                    87214              6030
Amsouth Bancorporation         COM              032165102     6127   236550 SH       SOLE                   203443             33107
Anheuser-Busch Companies, Inc. COM              035229103      935    18436 SH       SOLE                    14446              3990
Apache Corp.                   COM              037411105     7191   142190 SH       SOLE                   126760             15430
Automatic Data Processing      COM              053015103     1726    38910 SH       SOLE                    34110              4800
BP Amoco LP                    COM              055622104     1101    18850 SH       SOLE                    16772              2078
Baker Hughes, Inc.             COM              057224107      583    13665 SH       SOLE                     9345              4320
BankAmerica Corp.              COM              060505104     1192    25362 SH       SOLE                    23912              1450
Baxter International Inc.      COM              071813109      415    12025 SH       SOLE                     4025              8000
BellSouth Corp.                COM              079860102      335    12067 SH       SOLE                    10707              1360
Berkshire Hathaway Inc. Class  COM              084670108     1934       22 SH       SOLE                       15                 7
Berkshire Hathaway Inc. Class  COM              084670207     6116     2083 SH       SOLE                     1999                84
Biomet, Inc.                   COM              090613100     4205    96923 SH       SOLE                    88783              8140
Bristol Myers Squibb           COM              110122108      874    34106 SH       SOLE                    34106
CSX Corp.                      COM              126408103      240     6000 SH       SOLE                     6000
Capital Bancorp Inc.           COM              139740104      412    20000 SH       SOLE                                      20000
Cardinal Health Inc.           COM              14149Y108      313     5390 SH       SOLE                     1675              3715
Cendant Corp.                  COM              151313103     4725   202086 SH       SOLE                   176585             25501
Central Parking Corp.          COM              154785109      801    52875 SH       SOLE                    47775              5100
ChevronTexaco Corp.            COM              166764100      585    11134 SH       SOLE                    10226               908
Cisco Systems Inc.             COM              17275R102     6341   328204 SH       SOLE                   293555             34649
Citigroup Inc.                 COM              172967101     4479    92960 SH       SOLE                    84419              8541
Coca Cola Co.                  COM              191216100     2195    52708 SH       SOLE                    47868              4840
ConocoPhillips                 COM              20825c104     4680    53902 SH       SOLE                    49116              4786
Dell Corp.                     COM              24702r101      753    17860 SH       SOLE                    17760               100
Dionex Corp.                   COM              254546104      363     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      612    29482 SH       SOLE                    26382              3100
Dominion Resources, Inc.       COM              25746u109      417     6155 SH       SOLE                     5255               900
Dover Corp.                    COM              260003108      294     7000 SH       SOLE                     6200               800
Duke Energy Corp.              COM              264399106      436    17205 SH       SOLE                    15841              1364
Eaton Corp.                    COM              278058102      492     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    10399   202869 SH       SOLE                   187985             14884
FedEx Corp.                    COM              31428X106     2879    29231 SH       SOLE                    27656              1575
Federal National Mortgage Assn COM              313586109     1456    20446 SH       SOLE                    18396              2050
First Data Corp.               COM              319963104     3180    74746 SH       SOLE                    65839              8907
General Electric Co.           COM              369604103    14441   395657 SH       SOLE                   360095             35563
General Mills Inc.             COM              370334104     2110    42452 SH       SOLE                    38975              3477
HCA Inc.                       COM              404119109    21156   529423 SH       SOLE                   525152              4271
Halliburton Inc.               COM              406216101     6616   168593 SH       SOLE                   158315             10278
HealthStream Inc.              COM              42222n103      228    85000 SH       SOLE                    85000
Hewlett Packard Co.            COM              428236103     2197   104766 SH       SOLE                    81646             23120
Home Depot Inc.                COM              437076102    11330   265103 SH       SOLE                   249553             15549
Intel Corp.                    COM              458140100     8055   344370 SH       SOLE                   307565             36805
International Business Machine COM              459200101     6700    67966 SH       SOLE                    59591              8374
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1686    43208 SH       SOLE                    39431              3777
Johnson & Johnson              COM              478160104     9368   147707 SH       SOLE                   139245              8462
Kimberly-Clark Corp.           COM              494368103     1275    19375 SH       SOLE                    18275              1100
L-3 Communications             COM              502424104     5478    74790 SH       SOLE                    70370              4420
Liberty Media Corp.            COM              530718105     4947   450582 SH       SOLE                   372857             77725
Liberty Media International Cl COM              530719103      736    15930 SH       SOLE                    12285              3645
Lowes Companies                COM              548661107     2262    39274 SH       SOLE                    30199              9075
Manulife Financial             COM              65661r106      217     4698 SH       SOLE                     4301               397
Medtronic Inc.                 COM              585055106     6577   132421 SH       SOLE                   122170             10251
Merck & Company Inc.           COM              589331107      436    13551 SH       SOLE                    13551
Microsoft Corp.                COM              594918104     5591   209245 SH       SOLE                   172375             36870
Molex Inc. - Class A           COM              608554200     5089   190975 SH       SOLE                   180531             10444
O Charley's Inc.               COM              670823103      398    20350 SH       SOLE                    17650              2700
PepsiCo Inc.                   COM              713448108     2080    39845 SH       SOLE                    28290             11555
Perot Systems Corp.            COM              714265105      178    11100 SH       SOLE                     9100              2000
Pfizer Inc.                    COM              717081103     2771   103047 SH       SOLE                    90481             12566
Piedmont Natural Gas Co.       COM              720186105      263    11304 SH       SOLE                    11304
Procter & Gamble Co.           COM              742718109     1104    20041 SH       SOLE                    16871              3170
Regions Financial Corp.        COM              758940100      306     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     8137   242595 SH       SOLE                   219820             22775
Royal Dutch Petroleum Co.      COM              780257804      230     4000 SH       SOLE                     3200               800
SBC Communications, Inc.       COM              78387g103      477    18502 SH       SOLE                    17433              1069
Sanofi Aventis ADR             COM              80105n105     2828    70620 SH       SOLE                    53295             17325
Schlumberger Ltd.              COM              806857108     6088    90938 SH       SOLE                    80068             10870
Select Basic Materials Sector  COM              81369y100     1854    62355 SH       SOLE                    46925             15430
Sovereign Chief Venture F      COM              845912104        5    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     1945    52481 SH       SOLE                    44442              8039
SunTrust Banks Inc.            COM              867914103     2722    36845 SH       SOLE                    36171               674
Sungard Data Systems Inc.      COM              867363103     6835   241250 SH       SOLE                   214900             26350
Sysco Corp.                    COM              871829107    11907   311954 SH       SOLE                   282572             29382
Target Corporation             COM              87612e106      822    15830 SH       SOLE                     6940              8890
Tyco International Ltd.        COM              902124106     3902   109176 SH       SOLE                   103436              5740
United Parcel Svc. Inc. CL B   COM              911312106     5046    59045 SH       SOLE                    54495              4550
United Technologies Corp.      COM              913017109     5667    54830 SH       SOLE                    51130              3700
Verizon Communications         COM              92343v104      763    18845 SH       SOLE                    10893              7951
Viacom- Cl. B                  COM              925524308     2194    60285 SH       SOLE                    50653              9632
Vodafone Group PLC ADR         COM              92857w100     4393   160435 SH       SOLE                   137535             22900
Wachovia Corp.                 COM              929903102      716    13613 SH       SOLE                    12347              1266
Wal-Mart Stores Inc.           COM              931142103    10394   196779 SH       SOLE                   186822              9958
Walt Disney Co.                COM              254687106      413    14864 SH       SOLE                    12342              2522
Wells Fargo & Co.              COM              949746101     5073    81622 SH       SOLE                    75955              5667
Willis Group Holdings Inc.     COM              G96655108     6671   162032 SH       SOLE                   145670             16362
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1352    31734 SH       SOLE                    18894             12840
Zimmer Holdings, Inc.          COM              98956P102      327     4076 SH       SOLE                     4029                47
iShares China                  COM              464287184     1118    20150 SH       SOLE                    20050               100
iShares MSCI Japan             COM              464286848     2032   186050 SH       SOLE                   166200             19850
iShares MSCI Pacific Rim       COM              464286665      606     6725 SH       SOLE                     6725